TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Trade Receivables and Other Current assets

	12/31/2021	12/31/2020
Trade receivables:
Other receivables from the Codere Group companies (Note 14)	3,318	936
Impairment of trade receivables	(34)	(101)
Other current assets:
Current tax asset (VAT)	1,523	319
Prepayments	739	254
Other receivables	316	238
Total	5,862	1,646

Disclosure of Groups trade receivables

Currency	12/31/2021	12/31/2020
EUR	2,139	1,584
GIP	-	3
ILS	150	59
ARS	290	-
USD	212	-
MXN	1,734	-
COP	1,337	-
Total	5,862	1,646

Disclosure of pimpairment of accounts receivable

Expected credit loss as of 01/01/2019	53
Additions	-
Reversal	(23)
Expected credit loss as of 12/31/2019	30
Additions	71
Reversal	-
Expected credit loss as of 12/31/2020	101
Additions	-
Reversal	(67)
Expected credit loss as of 12/31/2021	34